Employee benefits - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Compensation Related Costs [Abstract]
Employee benefits costs	¥ 9	¥ 7	¥ 6